Related party transactions and Directors' remuneration - Disclosure of amounts included in the Group's financial statements by category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total income	£ 26,788	£ 25,378	£ 24,956
Credit impairment charges	(1,982)	(1,881)	(1,220)
Operating expenses	(16,735)	(16,931)	(16,730)
Total assets	1,518,202	1,477,487	1,513,700
Total liabilities	1,445,721	1,405,623	1,444,400
Associates
Disclosure of transactions between related parties [line items]
Total income	(2)	13	(2)
Credit impairment charges	0	0	0
Operating expenses	(21)	(20)	(15)
Total assets	0	0
Total liabilities	64	158
Joint ventures
Disclosure of transactions between related parties [line items]
Total income	56	70	91
Credit impairment charges	0	0	0
Operating expenses	0	0	0
Total assets	1,104	1,254
Total liabilities	0	0
Pension funds
Disclosure of transactions between related parties [line items]
Total income	2	4	5
Credit impairment charges	0	0	0
Operating expenses	(1)	(1)	£ (1)
Total assets	0	0
Total liabilities	£ 176	£ 144